As filed with the Securities and Exchange Commission on April 27, 1999

                                                          File Nos. 333-15119
                                                                    811-07893


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549


                                   FORM N-1A


                             REGISTRATION STATEMENT
                                     UNDER

                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 5

                                      AND

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                                AMENDMENT NO. 6



                          VARIABLE ANNUITY PORTFOLIOS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


             21 MILK STREET, 5TH FLOOR, BOSTON, MASSACHUSETTS 02109
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)


        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679


   PHILIP W. COOLIDGE, 21 MILK STREET, 5TH FLOOR, BOSTON, MASSACHUSETTS 02109
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                    COPY TO:
             ROGER P. JOSEPH, BINGHAM DANA LLP, 150 FEDERAL STREET,
                          BOSTON, MASSACHUSETTS 02110


     It is proposed that this filing will become effective on May 3, 1999 pursuant to paragraph (b) of Rule 485. Pursuant to Rule 485(b)(1)(iii), the Registrant hereby designates that the effective date for Post-Effective Amendment No. 4 to the Registrant's Registration Statement under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940, as filed pursuant to Rule 485(a) on February 12, 1999, also shall be May 3, 1999.

                                EXPLANATORY NOTE

     Part A (the Prospectuses of CitiSelect VIP Folio 100, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, and CitiFunds Small Cap Growth VIP Portfolio) and Part B (the Statements of Additional Information of CitiSelect VIP Folio 100, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, and CitiFunds Small Cap Growth VIP Portfolio) filed by the Registrant in Post-Effective Amendment 4 to the Registration Statement under the Securities Act of 1933 (File No. 333-15119) and Amendment No. 5 to the Registration Statement under the Investment Company Act of 1940 (File No. 811-07893) pursuant to Rule 485(a) on February 12, 1999 (Accession No. 0000929638-99-000064) are herein incorporated by reference.

                                    PART C

Item 23.  Exhibits.

                 *     a(1)    Amended and Restated Declaration of Trust of the Registrant
              ****     a(2)    Amended and Restated Designation of Series of the Registrant
                 *     b(1)    By-Laws of the Registrant
               ***     b(2)    Amendment to the By-Laws of the Registrant
               ***     d(1)    Management Agreements between the Registrant and Citibank, N.A., as investment manager and administrator
             *****     d(2)    Form of Management Agreement between the Registrant and Citibank,
                               N.A., as investment manager and administrator to CitiSelect VIP Folio
                               100
               ***     d(3)    Sub-Management Agreements with Franklin Advisory Services, Inc.
             *****     d(4)    Form of Sub-Management Agreement with Franklin Advisory Services,
                               Inc. with respect to CitiSelect VIP Folio 100
               ***     d(5)    Sub-Management Agreements with Hotchkis & Wiley
             *****     d(6)    Form of Sub-Management Agreement with Hotchkis & Wiley with respect to CitiSelect VIP Folio 100
             *****     d(7)    Sub-Management Agreement with SSBC Fund Management, Inc. (formerly known as Mutual Management Corp.)
             *****     d(8)    Form of Sub-Management Agreement with SSBC Fund Management, Inc.
                               (formerly known as Mutual Management Corp.) with respect to
                               CitiSelect VIP Folio 100
             *****     d(9)    Form of Sub-Management Agreement with Salomon Brothers Asset
                               Management Limited
             *****     d(10)   Form of Sub-Management Agreement with Salomon Brothers Asset
                               Management Limited with respect to CitiSelect VIP Folio 100
                ***    e(1)    Distribution Agreement between the Registrant and CFBDS, Inc.
                               (formerly known as The Landmark Funds Broker-Dealer Services, Inc.)
                               ("CFBDS"), as distributor
              *****    e(2)    Form of Letter Agreement adding CitiSelect VIP Folio 100 to the
                               Distribution Agreement between the Registrant and CFBDS
                ***    g(1)    Custodian Contract between the Registrant, on behalf of the Funds, and
                               State Street Bank and Trust Company ("State Street"), as custodian
              *****    g(2)    Form of Letter Agreement adding CitiSelect VIP Folio 100 to the
                               Custodian Contract between the Registrant and State
                               Street, as custodian
                 ***   h(1)    Transfer Agency and Service Agreement between the Registrant and State
                               Street, as transfer agent
               *****   h(2)    Form of Letter Agreement adding CitiSelect VIP Folio 100 to the Transfer
                               Agency and Service Agreement between the Registrant and State Street, as transfer agent
                  **   i       Opinion of Bingham Dana LLP
    *** and herewith   p       Powers of Attorney


------------------
      * Incorporated by reference to the Registrant's Initial Registration Statement on Form N-1A (File No. 333-15119) as filed with the Securities and Exchange Commission on October 30, 1996.
      ** Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-15119) as filed with the Securities and Exchange Commission on November 15, 1996.
      *** Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 333-15119) as filed with the Securities and Exchange Commission on February 26, 1998.

      **** Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File No. 333-15119) as filed with the Securities and Exchange Commission on April 29, 1998.
      ***** Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File No. 333-15119) as filed with the Securities and Exchange Commission on February 12, 1999.

Item 24.  Persons Controlled by or under Common Control with Registrant.

     Not applicable.


Item 25.  Indemnification.

     Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to the Registrant's Initial Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreement between the Registrant and CFBDS, Inc., filed as an Exhibit to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.


Item 26.  Business and Other Connections of Investment Adviser.

     Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, which is, in turn, a wholly-owned subsidiary of Citigroup Inc. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): Asset Allocation Portfolios (Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio and Short-Term Portfolio), The Premium Portfolios (U.S. Fixed Income Portfolio, High Yield Portfolio, Growth & Income Portfolio, Balanced Portfolio, Large Cap Growth Portfolio, International Equity Portfolio, Government Income Portfolio and Small Cap Growth Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, CitiFundsSM Tax Free Income Trust (CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM National Tax Free Income Portfolio and CitiFundsSM California Tax Free Income Portfolio), CitiFundsSM Multi-State Tax Free Trust (CitiFundsSM California Tax Free Reserves, CitiFundsSM New York Tax Free Reserves and CitiFundsSM Connecticut Tax Free Reserves), and CitiFundsSM Institutional Trust (CitiFundsSM Institutional Cash Reserves). Citibank and its affiliates manage assets in excess of $327 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

     John S. Reed is the Chairman and a Director of Citibank. Victor J. Menezes is the President and a Director of Citibank. William R. Rhodes and H. Onno Ruding are Vice Chairmen and Directors of Citibank. The other Directors of Citibank are Paul J. Collins, Vice Chairman of Citigroup Inc. and Robert I. Lipp, Chairman and Chief Executive Officer of The Travelers Insurance Group Inc. and of Travelers Property Casualty Corp.

     Each of the individuals named above is also a Director of Citigroup Inc. In addition, the following persons have the affiliations indicated:

Paul J. Collins        Director, Kimberly-Clark Corporation


Robert I. Lipp         Chairman, Chief Executive Officer and President,
                       Travelers Property Casualty Co.


John S. Reed           Director, Monsanto Company
                       Director, Philip Morris Companies
                        Incorporated
                       Stockholder, Tampa Tank & Welding, Inc.


William R. Rhodes      Director, Private Export Funding
                        Corporation


H. Onno Ruding         Supervisory Director, Amsterdamsch Trustees Cantoor B.V.
                       Director, Pechiney S.A.
                       Advisory Director, Unilever NV and Unilever PLC
                       Director, Corning Incorporated


     Franklin Advisory Services, LLC ("Franklin"), which was recently reorganized as a limited liability company, serves as a sub-adviser with respect to the small cap value securities of Small Cap Value Portfolio, a series of Asset Allocation Portfolios, Franklin maintains its principal office at One Parker Plaza, 16th Floor, Fort Lee, New Jersey 07024. Franklin, a Delaware limited liability company formed in 1999, is a registered investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") and is an indirect wholly-owned subsidiary of Franklin Resources, Inc., a publicly owned holding company. Franklin is an investment adviser to various open-end and closed-end investment companies.

     William J. Lippman is the President of Franklin. Mr. Lippman holds a master of business administration degree from New York University and a bachelor of business administration degree from City College of New York. Mr. Lippman also serves as Senior Vice President of Franklin Resources, Inc. and Franklin Management, Inc. and has been with the Franklin Templeton Group since 1988. Prior to joining Franklin Advisers Inc., Mr. Lippman was president of L.F. Rothschild Fund Management, Inc. and has been in the securities industry for over 30 years.

     Each of the individuals named below is an officer of Franklin and has the affiliations indicated:


Name:                         Affiliations:

William J. Lippman            Senior Vice President, Franklin Resources, Inc.
    President                 Senior Vice President, Franklin Management, Inc.

                              Mr. Lippman also serves as officer and/or director or trustee of six of the investment companies in the Franklin Group of Funds.



Rupert H. Johnson, Jr.               Executive Vice President and Director, Franklin Resources, Inc.
    Senior Vice President            Executive Vice President and Director, Franklin Templeton
                                         Distributors, Inc.
                                     President and Director, Franklin Advisers, Inc.
                                     President and Director, Franklin Investment Advisory Services,
                                         Inc.
                                     Director, Franklin/Templeton Investor Services, Inc.

                                     Mr. Johnson also serves as officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 53 of the
                                     investment companies in the Franklin Templeton Group of
                                     Funds.


Deborah R. Gatzek                    Senior Vice President and General Counsel, Franklin Resources,
    Vice President and Assistant         Inc.
    Secretary                        Senior Vice President, Franklin Templeton Services, Inc.
                                     Senior Vice President, Franklin Templeton Distributors, Inc.
                                     Executive Vice President, Franklin Advisers, Inc.
                                     Vice President, Chief Legal Officer and Chief Operating
                                         Officer, Franklin Investment Advisory Services, Inc.
                                     Vice President, Franklin Mutual Advisers, LLC

                                     Ms. Gatzek also serves as officer of 54 of the investment
                                     companies in the Franklin Templeton Group of Funds.


Martin L. Flanagan                   Senior Vice President and Chief Financial Officer, Franklin
    Chief Financial Officer              Resources, Inc.
                                     Senior Vice President and Chief Financial Officer,
                                         Franklin/Templeton Investor Services, Inc.
                                     Senior Vice President and Chief Financial Officer, Franklin
                                         Mutual Advisers, LLC
                                    Executive Vice President, Chief Financial Officer and Director,
                                         Templeton Worldwide, Inc.
                                    Executive Vice President, Chief Operating Officer and Director,
                                         Templeton Investment Counsel, Inc.
                                    Executive Vice President and Chief Financial Officer, Franklin
                                         Advisers, Inc.
                                    Chief Financial Officer, Franklin Investment Advisory Services,
                                         Inc.
                                    President and Director, Franklin Templeton Services, Inc.

                                    Mr. Flanagan also serves as officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of
                                    Funds.

Leslie M. Kratter                   Vice President and Secretary, Franklin Resources, Inc.
    Secretary                       President and Director, Franklin/Templeton Travel, Inc.
                                    Vice President and Secretary, Franklin Templeton Corporate
                                         Services, Inc.

     Hotchkis and Wiley, a division of Merrill Lynch Asset Management, L.P. ("Hotchkis"), a sub-adviser to International Portfolio, a series of Asset Allocation Portfolios, maintains its principal office at 725 South Figueroa Street, Suite 4000, Los Angeles, California 90017-5400. Harry Hartford and Sarah Ketterer manage international equity accounts and are also responsible for international investment research. Each serves on the Investment Policy Committee at Hotchkis. Prior to joining Hotchkis, Mr. Hartford was with the Investment Bank of Ireland, where he gained 10 years of experience in both international and global equity management. Prior to joining Hotchkis, Ms. Ketterer was an associate with Bankers Trust and an analyst at Dean Witter.

     Following are the managing personnel of Hotchkis:

Name and Position:                  Other Affiliations:

Nigel Hurst-Brown
  Co-Head

Michael F. Baxter                   Director of Camden Fruit
  Co-Head

     For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of SSBC Fund Management, Inc. (formerly known as Mutual Management Corp.) ("SSBC"), a subadviser of the Registrant, reference is made to SSBC's current Form ADV (File No. 801-8314) filed under the Advisers Act, incorporated herein by reference.

     For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Salomon Brothers Asset Management Inc ("SBAM"), a subadviser of the Registrant, reference is made to SBAM's current Form ADV (File No. 801-32046) filed under the Advisers Act, incorporated herein by reference.

     For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Salomon Brothers Asset Management Limited ("SBAML"), a subadviser of the Registrant, reference is made to SBAML's current Form ADV (File No. 801-43335) filed under the Advisers Act, incorporated herein by reference.

Item 27.  Principal Underwriters.

     (a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFundsSM International Growth & Income Portfolio, CitiFundsSM International Growth Portfolio, CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves, CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves, CitiFundsSM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves, CitiFundsSM California Tax Free Reserves, CitiFundsSM Connecticut Tax Free Reserves, CitiFundsSM New York Tax Free Reserves, CitiFundsSM Intermediate Income Portfolio, CitiFundsSM Short-Term U.S. Government Income Portfolio, CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM National Tax Free Income Portfolio, CitiFundsSM California Tax Free Income Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio, CitiFundsSM Large Cap Growth Portfolio, CitiFundsSM Small Cap Growth Portfolio, CitiFundsSM Balanced Portfolio, CitiSelect Folio 100, CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400, and CitiSelect Folio 500. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio,

High Yield Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Emerging Growth Fund, Government Fund, Growth and Income Fund, International Equity Fund, Municipal Fund, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund, Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund

Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Balanced Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Alliance Growth Portfolio, GT Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, TBC Managed Income Portfolio, Van Kampen American Capital Enterprise Portfolio, Centurion Tax-Managed U.S. Equity Fund, Centurion Tax-Managed International Equity Fund, Centurion U.S. Protection Fund, Centurion International Protection Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series, Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Total Return Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, and Salomon Brothers Variable Asia Growth Fund.

     (b) The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

     (c) Not applicable.


Item 28.  Location of Accounts and Records.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

     NAME                                             ADDRESS

     CFBDS, Inc.                                      21 Milk Street
     (distributor)                                    Boston, MA 02109

     State Street Bank and Trust Company              1776 Heritage Drive
     (transfer agent and custodian)                   North Quincy, MA 02171

     Citibank, N.A.                                   153 East 53rd Street
     (investment manager)                             New York, NY 10043


Item 29.  Management Services.

     Not applicable.

Item 30.  Undertakings.

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 29th day of April, 1999.

                                        VARIABLE ANNUITY PORTFOLIOS

                                        By  Philip W. Coolidge
                                            -----------------------------
                                            Philip W. Coolidge
                                            President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on April 29, 1999.

         Signature                                       Title

   Philip W. Coolidge                      President, Principal Executive Officer and Trustee
   -----------------------------
   Philip W. Coolidge

   John R. Elder                            Principal Financial Officer and Principal
   -----------------------------            Accounting Officer
   John R. Elder

   Elliott J. Berv*                         Trustee
   -----------------------------
   Elliott J. Berv

   Mark T. Finn*                            Trustee
   -----------------------------
   Mark T. Finn

   Riley C. Gilley*                         Trustee
   -----------------------------
   Riley C. Gilley

   Diana R. Harrington*                     Trustee
   -----------------------------
   Diana R. Harrington

   Susan B. Kerley*                         Trustee
   -----------------------------
   Susan B. Kerley

   Heath B. McLendon*                       Trustee
   -----------------------------
   Heath B. McLendon

   C. Oscar Morong, Jr.*                    Trustee
   -----------------------------
   C. Oscar Morong, Jr.

   Walter E. Robb, III*                     Trustee
   -----------------------------
   Walter E. Robb, III

   E. Kirby Warren*                         Trustee
   -----------------------------
   E. Kirby Warren

   William S. Woods, Jr.*                   Trustee
   -----------------------------
   William S. Woods, Jr.


  *By: Philip W. Coolidge
       -------------------------
       Philip W. Coolidge
       Executed by Philip W. Coolidge on behalf of
       those indicated pursuant to Powers of
       Attorney.

                                 EXHIBIT INDEX


                     Exhibit   Description:
                     No.:

                     p         Power of Attorney